LEASES - Supplemental Information Related to Operating Leases (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease cost:
Operating fixed lease cost	¥ 4,186	¥ 4,074
- Amortization of ROU assets	93	79
- Interest on lease liabilities	116	96
Short term lease cost	0	0
Operating variable lease cost	(144)	(25)
Total lease cost	¥ 4,251	¥ 4,224
Other information:
Weighted average remaining lease term, Operating leases	13 years	13 years
Weighted average remaining lease term, Finance leases	28 years	28 years
Weighted average discount rate, Operating leases	6.28%	6.31%
Weighted average discount rate, Finance leases	3.98%	3.97%